CAPITAL ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 803,679	$ 636,693
Accumulated Depreciation	546,540	378,725
Net Book Value	257,139	257,968
Vehicle [Member]
Cost	162,238	134,694
Accumulated Depreciation	88,357	47,796
Net Book Value	73,881	86,898
Mining Equipment [Member]
Cost	110,188	60,756
Accumulated Depreciation	44,033	18,956
Net Book Value	66,155	41,800
Office Equipment [Member]
Cost	75,049	66,423
Accumulated Depreciation	45,386	33,306
Net Book Value	29,663	33,117
Furniture and Fixtures [Member]
Cost	15,876	16,579
Accumulated Depreciation	5,387	4,366
Net Book Value	10,489	12,213
Building [Member]
Cost	440,328	358,241
Accumulated Depreciation	363,377	274,301
Net Book Value	$ 76,951	$ 83,940